Material Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Laboratory and manufacturing equipment | Bottom of range
Accounting Policies
Useful life measured as period of time, property, plant and equipment	2 years
Laboratory and manufacturing equipment | Top of range
Accounting Policies
Useful life measured as period of time, property, plant and equipment	8 years
Furniture and fixtures
Accounting Policies
Useful life measured as period of time, property, plant and equipment	7 years
Computer equipment and software | Bottom of range
Accounting Policies
Useful life measured as period of time, property, plant and equipment	1 year
Computer equipment and software | Top of range
Accounting Policies
Useful life measured as period of time, property, plant and equipment	5 years
Leasehold improvements | Bottom of range
Accounting Policies
Useful life measured as period of time, property, plant and equipment	5 years
Leasehold improvements | Top of range
Accounting Policies
Useful life measured as period of time, property, plant and equipment	10 years